11. NON CONTROLLING INTEREST	6 Months Ended
Jun. 30, 2014
Noncontrolling Interest [Abstract]
11. NON CONTROLLING INTEREST

In April 2014, the Company organized Arizona Green Power, LLC, an Arizona limited liability company for the purpose to acquire development property from the City of San Luis, Arizona. At the time of formation, Arizona Green Power, LLC did not have any significant assets or liabilities. In connection with financing of the project, the Company reduced its ownership interest to 98.67% in connection with the issuance of a note payable by Arizona Green Power, LLC on April 7, 2014.

A reconciliation of the non-controlling loss attributable to the Company:

Net loss attributable to non-controlling interest for the six months ended June 30, 2014:

June 30, 2014
Net loss	$2,194
Average Non-controlling interest percentage	1.33%
Net loss attributable to the non-controlling interest	$29

The following table summarizes the changes in non-controlling Interest from December 31, 2013 to June 30, 2014:

Balance, December 31, 2013	$–
Transfer (to) from the non-controlling interest as a result of change in ownership	–
Net loss attributable to the non-controlling interest	(29)
Balance, June 30, 2014	$(29)